Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Summary of Trade and Other Payables

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trade payables	2,285	1,790	1,147
Social security and other taxes	1,107	362	189
Accruals and other payables	4,800	4,736	2,494
Total trade and other payables	8,192	6,888	3,830